Cover Document	Apr. 21, 2022
Entity Information [Line Items]
Entity Central Index Key	0000874761
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
City Area Code	703
Local Phone Number	522-1315
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Registrant Name	THE AES CORPORATION
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725
Entity Address, Address Line One	4300 Wilson Boulevard
Entity Address, Postal Zip Code	22203 (Zip Code)
Entity Address, City or Town	Arlington,
Amendment Flag	false
Entity Address, State or Province	VA
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AES
Entity Listing, Description	NYSE
Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	AESC
Entity Listing, Description	NYSE